UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Copy to:
Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2016 (unaudited) COMMON STOCKS — 74.0% OF TOTAL NET ASSETS

	Shares	Value (a)
Basic Materials — 9.5%
Martin Marietta Materials, Inc.	90,000	$16,119,900
Vulcan Materials Company	155,000	17,628,150
		33,748,050
Biotechnology — 5.3%
Mallinckrodt public limited company (b)	270,000	18,840,600

Broker/Dealers — 7.9%
Morgan Stanley	750,000	24,045,000
The Charles Schwab Corporation	130,000	4,104,100
		28,149,100
Commercial Banks — 17.8%
Bank of America Corporation	1,350,000	21,127,500
Citigroup Inc.	500,000	23,615,000
JPMorgan Chase & Co.	285,000	18,978,150
		63,720,650
Computer Software and Services — 2.4%
Adobe Systems Incorporated (b)	78,000	8,466,120

Electronic Components — 5.0%
Micron Technology, Inc. (b)	1,010,000	17,957,800

Health Care Services — 2.1%
Herbalife Ltd. (b)	120,000	7,438,800

Home Products — 2.5%
Whirlpool Corporation	55,000	8,918,800

Insurance — 2.0%
MetLife, Inc.	160,000	7,108,800

Light Capital Goods — 9.0%
Applied Materials, Inc.	660,000	19,899,000
Lam Research Corporation	75,000	7,103,250
The Middleby Corporation (b)	42,000	5,192,040
		32,194,290
Oil - Independent Production — 3.0%
Parsley Energy, Inc. (b)	150,000	5,026,500
Petroleo Brasileiro S.A. - Petrobras ADR (b)	600,000	5,598,000
		10,624,500
Packaging — 0.5%
WestRock Company	40,000	1,939,200

Peripherals — 3.9%
Western Digital Corporation	238,000	13,915,860

Technology —3.1%
Alphabet Inc. (b)	14,200	11,037,518

TOTAL COMMON STOCKS (Identified cost $261,257,153)		264,060,088
BONDS — 25.5% OF TOTAL NET ASSETS
United States Treasury — 25.5%	Face Amount

United States Treasury Notes, 0.375%, 10/31/2016	$32,000,000	32,005,952
United States Treasury Notes, 0.500%, 01/31/2017	34,000,000	34,019,890
United States Treasury Notes, 0.625%, 06/30/2018	1,000,000	997,812
United States Treasury Notes, 0.750%, 07/31/2018	5,500,000	5,498,499
United States Treasury Notes, 1.250%, 12/15/2018	18,500,000	18,673,437
TOTAL BONDS (Identified cost $91,052,488)		91,195,590

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2016 at 0.03% to be repurchased at $2,140,000 on 10/03/2016 collateralized by $2,135,000 U.S. Treasury Note, 1.500% due 05/31/2020 valued at $2,182,286 including interest. (Cost $2,140,000)(c)	2,140,000	2,140,000

TOTAL INVESTMENTS — 100.1% (Identified cost $354,449,641)(d)		357,395,678
Cash and receivables		8,988,874
Liabilities		(9,410,910)
TOTAL NET ASSETS — 100.0%		$356,973,642
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$264,060,088	—	—
Bonds
United States Treasury Notes	—	$91,195,590	—
Short-Term Investment
Repurchase Agreement	—	2,140,000	—
Total	$264,060,088	$93,335,590	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At September 30, 2016, the net unrealized appreciation on investments based on cost of $354,968,138 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,926,348
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,498,808)
$2,427,540
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2016 (unaudited) COMMON STOCKS — 98.1% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 28.2%	Shares	Value(a)
Data Centers — 7.1%
CoreSite Realty Corporation	95,000	$7,033,800
CyrusOne Inc.	340,000	16,173,800
Digital Realty Trust, Inc.	170,000	16,510,400
Equinix, Inc.	25,000	9,006,250
QTS Realty Trust, Inc.	200,000	10,570,000
		59,294,250
Infrastructure — 0.3%
Communications Sales & Leasing, Inc.	80,000	2,512,800

Residential — 13.8%
American Homes 4 Rent	2,220,000	48,040,800
Colony Starwood Homes	1,400,000	40,180,000
Silver Bay Realty Trust Corp.	1,577,000	27,644,810
		115,865,610
Retail — 0.3%
Four Corners Property Trust, Inc.	120,000	2,559,600

Specialty — 1.4%
EPR Properties	150,000	11,811,000

Timber — 5.3%
Potlatch Corporation	40,000	1,555,600
Weyerhaeuser Company	1,330,000	42,480,200
		44,035,800

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $219,103,876)		236,079,060
OTHER COMMON STOCKS — 69.9%
Basic Materials — 11.1%
Martin Marietta Materials, Inc.	260,000	46,568,600
Vulcan Materials Company	409,000	46,515,570
		93,084,170
Broker/Dealers — 5.2%
Morgan Stanley	1,360,000	43,601,600

Commercial Banks — 12.8%
Bank of America Corporation	3,630,000	56,809,500
Citigroup Inc.	1,070,000	50,536,100
		107,345,600
Housing and Building Materials — 23.2%
D.R. Horton, Inc.	2,300,000	69,460,000
Lennar Corporation	1,870,000	79,175,800
NVR, Inc. (b)	27,500	45,096,425
		193,732,225
Metals and Mining — 17.6%
Anglo American plc ADR (b)	1,500,000	9,450,000
BHP Billiton Limited ADR	1,200,000	41,580,000
Freeport-McMoRan Copper & Gold Inc. (b)	1,850,000	20,091,000
Rio Tinto plc ADR	750,000	25,050,000
Vale S.A. ADR	9,300,000	51,150,000
		147,321,000

TOTAL OTHER COMMON STOCKS (Identified cost $554,301,854)		585,084,595

TOTAL COMMON STOCKS (Identified cost $773,405,730)		821,163,655

SHORT-TERM INVESTMENT — 2.5% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2016 at 0.03% to be repurchased at $20,430,000 on 10/03/2016 collateralized by $20,360,000 U.S. Treasury Note, 1.50% due 05/31/2020 valued at $20,810,933 including interest. (Cost $20,430,000)(c)
	Face Amount
	$20,430,000	20,430,000

TOTAL INVESTMENTS — 100.6% (Identified cost $793,835,730)(d)		841,593,655
Cash and receivables		32,991,158
Liabilities		(37,887,274)
TOTAL NET ASSETS — 100.0%		$836,697,539
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$821,163,655	—	—
Short-Term Investment
Repurchase Agreement	—	$20,430,000	—
Total	$821,163,655	$20,430,000	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At September 30, 2016, the net unrealized appreciation on investments based on cost of $794,726,933 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$53,252,128
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,385,406)
$46,866,722
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2016 (unaudited) COMMON STOCKS — 111.7% OF TOTAL NET ASSETS

	Shares	Value (a)
Basic Materials — 10.8%
Martin Marietta Materials, Inc. (b)	235,000	$42,090,850
Vulcan Materials Company (b)	420,000	47,766,600
		89,857,450
Biotechnology — 5.1%
Mallinckrodt public limited company (c)	610,500	42,600,690

Broker/Dealers — 12.1%
Morgan Stanley (b)	1,860,000	59,631,600
The Goldman Sachs Group, Inc. (b)	255,000	41,123,850
		100,755,450
Business Services — 3.0%
FEDEX Corporation	140,000	24,455,200

Commercial Banks — 22.0%
Bank of America Corporation (b)	3,580,000	56,027,000
Citigroup Inc.	1,680,000	79,346,400
JPMorgan Chase & Co. (b)	710,000	47,278,900
		182,652,300
Computer Software and Services — 5.1%
Adobe Systems Incorporated (c)	390,000	42,330,600

Electronic Components — 11.3%
Advanced Micro Devices, Inc. (c)	1,000,000	6,910,000
Micron Technology, Inc. (c)	2,550,000	45,339,000
NVIDIA Corporation	600,000	41,112,000
		93,361,000
Electronic and Communication Equipment — 3.3%
NetEase Inc ADR	115,000	27,689,700

Health Care Services — 3.1%
Herbalife Ltd. (c)	420,000	26,035,800

Home Products — 5.8%
Whirlpool Corporation (b)	295,000	47,837,200

Light Capital Goods — 10.9%
Applied Materials, Inc. (b)	1,560,000	47,034,000
Lam Research Corporation (b)	455,000	43,093,050
		90,127,050
Oil - Independent Production — 3.3%
Continental Resources, Inc. (c)	240,000	12,470,400
EOG Resources, Inc.	50,000	4,835,500
Parsley Energy, Inc. (c)	300,000	10,053,000
		27,358,900
Packaging — 2.0%
WestRock Company	340,000	16,483,200

Peripherals — 5.4%
Western Digital Corporation	770,000	45,021,900

Technology — 5.2%
Alphabet Inc. (c)	55,000	42,750,950

Vehicle Assembly — 3.3%
Tata Motors Limited ADR	690,000	27,586,200

TOTAL COMMON STOCKS (Identified cost $893,502,421)		926,903,590

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2016 at 0.03% to be repurchased at $7,255,000 on 10/03/2016 collateralized by $6,965,000 U.S. Treasury Inflation Indexed Note, 0.125% due 04/15/2017 valued at $7,403,982 including interest. (Cost $7,255,000)(d)

	$7,255,000	7,255,000

TOTAL INVESTMENTS — 112.6% (Identified cost $900,757,421)(e)		934,158,590
Cash and receivables		74,322,845
Liabilities		(179,044,704)
TOTAL NET ASSETS — 100.0%		$829,436,731

SECURITIES SOLD SHORT — 16.3% OF TOTAL NET ASSETS

COMMON STOCK — 2.9% OF TOTAL NET ASSETS
Leisure — 2.9%	Shares	Value (a)
Netflix, Inc. (c)	250,000	$24,637,500

TOTAL COMMON STOCK (Proceeds $23,123,486)		24,637,500

BONDS — 13.4% OF TOTAL NET ASSETS
United States Treasury — 13.4%	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$35,000,000	38,167,780
United States Treasury Bonds, 3.125%, 02/15/2043	40,000,000	46,634,360
United States Treasury Bonds, 3.750%, 11/15/2043	20,000,000	26,044,540
TOTAL BONDS (Proceeds $91,154,630)		110,846,680

TOTAL SECURITIES SOLD SHORT — 16.3% (Proceeds $114,278,116)		$135,484,180
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$926,903,590	—	—
Short-Term Investment
Repurchase Agreement	—	$7,255,000	—
Total	$926,903,590	$7,255,000	—

Investments in Securities-Liabilities
Common Stocks*	$24,637,500	—	—
Bonds
United States Treasury Bonds	—	$110,846,680	—
Total	$24,637,500	$110,846,680	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.
(b) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2016 was $341,804,500 and the value of cash held in a segregated account was $31,811,512.
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At September 30, 2016, the net unrealized appreciation on investments held long, based on cost of $905,296,338 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,961,125
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,098,873)
$28,862,252
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 14, 2016

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: November 14, 2016